Merger (Tables)	12 Months Ended
Dec. 31, 2018
Schedule of Estimated Future Amortization Expense

Estimated amortization expense for each of the next five years and thereafter is as follows:

	MSRs	Core deposit intangibles	Total
2019	$88	$945	$1,033
2020	88	914	1,002
2021	87	891	978
2022	87	868	955
2023	86	841	927
Thereafter	1,228	3,229	4,457
	$1,664	$7,688	$9,352

Schedule of Financial Information for Former Included in Consolidated Statement of Operations

The following table presents financial information for the former UCB included in the Consolidated Statements of Operations from the date of acquisition through December 31, 2018.

Actual From Acquisition Date Through December 31, 2018 (in thousands)
Net interest income after provision for loan losses	$3,227
Noninterest income	373
Net income	1,707

Business Acquisition, Unaudited Pro Forma Information

The following table presents unaudited pro forma information for the periods ended December 31, 2018, 2017 and 2016 as if the acquisition of UCB had occurred on January 1, 2016. This table has been prepared for comparative purposes only and is not indicative of the actual results that would have been attained had the acquisition occurred as of the beginning of the periods presented, nor is it indicative of future results.

	Pro Formas (unaudited) Twelve months ended December 31,
	2018	2017	2016
Net interest income after provision for loan losses	$74,642	$70,100	$65,878
Noninterest income	18,331	20,782	20,937
Net income	18,984	19,284	12,914
Pro forma earnings per share:
Basic	$1.51	$1.82	$1.42
Diluted	$1.37	$1.56	$1.18

Schedule of Recognized Identified Assets Acquired and Liabilities Assumed

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition for UCB.  Core deposit intangibles will be amortized over a period of ten years using an accelerated method. Goodwill will not be amortized, but instead will be evaluated for impairment. Furthermore, the unaudited pro forma information does not reflect management’s estimate of any revenue-enhancing opportunities nor anticipated cost savings as a result of the integration and consolidation of the acquisition.  Merger and acquisition integration costs and amortization of fair value adjustments net of the related income tax effects are included in the amounts below.

Consideration paid		$117,344

Net assets acquired:
Cash and due from financial institutions	$156,472
Securities available for sale	43,214
Equity securities	212
Loans held for sale	492
Loans, net	298,319
Other securities	3,527
Premises and equipment	5,291
Accrued interest receivable	950
Core deposit intangible	7,518
Bank owned life insurance	17,193
Other assets	10,361
Noninterest-bearing deposits	(112,787)
Interest-bearing deposits	(363,157)
Other liabilities	(17)
		67,588
Goodwill resulting from UCB merger		$49,756

UCB [Member]
Schedule of Estimated Future Amortization Expense

As of December 31, 2018, the estimated future amortization expense for the core deposit intangible is as follows:

Core deposit intangibles
2019	$857
2020	842
2021	823
2022	800
2023	773
Thereafter	3,168
$7,263